Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000198231 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000198231 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198231 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198231 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198231 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198231 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198231 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000198231 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198231 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000198231 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000198231 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000198231 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103257 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000103257 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103257 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103257 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103257 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103257 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000103257 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000103257 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103257 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000103257 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000103257 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000103257 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103256 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000103256 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103256 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103256 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103256 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103256 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000103256 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000103256 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103256 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000103256 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000103256 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000103256 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103258 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000103258 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103258 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103258 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103258 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103258 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000103258 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000103258 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103258 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000103258 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000103258 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000103258 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121567 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
Percent of Total Long Exposure	50.60%	[5]
Percent of Total Short Exposure	49.40%	[5]
C000121567 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5],[6]
Percent of Total Long Exposure	5.60%	[5],[6]
Percent of Total Short Exposure	5.40%	[5],[6]
C000121567 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
Percent of Total Long Exposure	1.90%	[5]
Percent of Total Short Exposure	2.00%	[5]
C000121567 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
Percent of Total Long Exposure	3.60%	[5]
Percent of Total Short Exposure	3.50%	[5]
C000121567 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
Percent of Total Long Exposure	1.70%	[5]
Percent of Total Short Exposure	2.10%	[5]
C000121567 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
Percent of Total Long Exposure	2.10%	[5]
Percent of Total Short Exposure	1.80%	[5]
C000121567 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.30%	[5]
Percent of Total Long Exposure	10.20%	[5]
Percent of Total Short Exposure	10.10%	[5]
C000121567 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
Percent of Total Long Exposure	0.90%	[5]
Percent of Total Short Exposure	1.10%	[5]
C000121567 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.30%	[5]
Percent of Total Long Exposure	1.00%	[5]
Percent of Total Short Exposure	1.30%	[5]
C000121567 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[5]
Percent of Total Long Exposure	1.10%	[5]
Percent of Total Short Exposure	1.20%	[5]
C000121567 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
Percent of Total Long Exposure	2.60%	[5]
Percent of Total Short Exposure	2.40%	[5]
C000121567 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	38.40%	[5]
Percent of Total Long Exposure	19.90%	[5]
Percent of Total Short Exposure	18.50%	[5]
C000121568 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
Percent of Total Long Exposure	50.60%	[7]
Percent of Total Short Exposure	49.40%	[7]
C000121568 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7],[8]
Percent of Total Long Exposure	5.60%	[7],[8]
Percent of Total Short Exposure	5.40%	[7],[8]
C000121568 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[7]
Percent of Total Long Exposure	1.90%	[7]
Percent of Total Short Exposure	2.00%	[7]
C000121568 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%	[7]
Percent of Total Long Exposure	3.60%	[7]
Percent of Total Short Exposure	3.50%	[7]
C000121568 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
Percent of Total Long Exposure	1.70%	[7]
Percent of Total Short Exposure	2.10%	[7]
C000121568 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[7]
Percent of Total Long Exposure	2.10%	[7]
Percent of Total Short Exposure	1.80%	[7]
C000121568 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.30%	[7]
Percent of Total Long Exposure	10.20%	[7]
Percent of Total Short Exposure	10.10%	[7]
C000121568 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
Percent of Total Long Exposure	0.90%	[7]
Percent of Total Short Exposure	1.10%	[7]
C000121568 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.30%	[7]
Percent of Total Long Exposure	1.00%	[7]
Percent of Total Short Exposure	1.30%	[7]
C000121568 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[7]
Percent of Total Long Exposure	1.10%	[7]
Percent of Total Short Exposure	1.20%	[7]
C000121568 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
Percent of Total Long Exposure	2.60%	[7]
Percent of Total Short Exposure	2.40%	[7]
C000121568 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	38.40%	[7]
Percent of Total Long Exposure	19.90%	[7]
Percent of Total Short Exposure	18.50%	[7]
C000121569 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
Percent of Total Long Exposure	50.60%	[9]
Percent of Total Short Exposure	49.40%	[9]
C000121569 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[9],[10]
Percent of Total Long Exposure	5.60%	[9],[10]
Percent of Total Short Exposure	5.40%	[9],[10]
C000121569 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[9]
Percent of Total Long Exposure	1.90%	[9]
Percent of Total Short Exposure	2.00%	[9]
C000121569 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%	[9]
Percent of Total Long Exposure	3.60%	[9]
Percent of Total Short Exposure	3.50%	[9]
C000121569 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[9]
Percent of Total Long Exposure	1.70%	[9]
Percent of Total Short Exposure	2.10%	[9]
C000121569 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[9]
Percent of Total Long Exposure	2.10%	[9]
Percent of Total Short Exposure	1.80%	[9]
C000121569 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.30%	[9]
Percent of Total Long Exposure	10.20%	[9]
Percent of Total Short Exposure	10.10%	[9]
C000121569 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
Percent of Total Long Exposure	0.90%	[9]
Percent of Total Short Exposure	1.10%	[9]
C000121569 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.30%	[9]
Percent of Total Long Exposure	1.00%	[9]
Percent of Total Short Exposure	1.30%	[9]
C000121569 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[9]
Percent of Total Long Exposure	1.10%	[9]
Percent of Total Short Exposure	1.20%	[9]
C000121569 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
Percent of Total Long Exposure	2.60%	[9]
Percent of Total Short Exposure	2.40%	[9]
C000121569 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	38.40%	[9]
Percent of Total Long Exposure	19.90%	[9]
Percent of Total Short Exposure	18.50%	[9]
C000166017 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
Percent of Total Long Exposure	50.60%	[11]
Percent of Total Short Exposure	49.40%	[11]
C000166017 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[11],[12]
Percent of Total Long Exposure	5.60%	[11],[12]
Percent of Total Short Exposure	5.40%	[11],[12]
C000166017 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[11]
Percent of Total Long Exposure	1.90%	[11]
Percent of Total Short Exposure	2.00%	[11]
C000166017 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%	[11]
Percent of Total Long Exposure	3.60%	[11]
Percent of Total Short Exposure	3.50%	[11]
C000166017 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[11]
Percent of Total Long Exposure	1.70%	[11]
Percent of Total Short Exposure	2.10%	[11]
C000166017 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[11]
Percent of Total Long Exposure	2.10%	[11]
Percent of Total Short Exposure	1.80%	[11]
C000166017 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.30%	[11]
Percent of Total Long Exposure	10.20%	[11]
Percent of Total Short Exposure	10.10%	[11]
C000166017 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
Percent of Total Long Exposure	0.90%	[11]
Percent of Total Short Exposure	1.10%	[11]
C000166017 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.30%	[11]
Percent of Total Long Exposure	1.00%	[11]
Percent of Total Short Exposure	1.30%	[11]
C000166017 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[11]
Percent of Total Long Exposure	1.10%	[11]
Percent of Total Short Exposure	1.20%	[11]
C000166017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.00%	[11]
Percent of Total Long Exposure	2.60%	[11]
Percent of Total Short Exposure	2.40%	[11]
C000166017 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	38.40%	[11]
Percent of Total Long Exposure	19.90%	[11]
Percent of Total Short Exposure	18.50%	[11]
C000223507 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000223507 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000223507 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[14]
C000223507 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223507 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223507 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000223507 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223507 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223507 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223507 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223507 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000223507 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223507 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000223507 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223508 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000223508 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000223508 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[16]
C000223508 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223508 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223508 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000223508 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223508 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223508 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223508 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223508 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000223508 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223508 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000223508 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223506 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000223506 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000223506 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[18]
C000223506 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223506 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223506 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000223506 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223506 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223506 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223506 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223506 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000223506 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223506 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000223506 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[11]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[12]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[13]	Excludes short-term securities.
[14]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[15]	Excludes short-term securities.
[16]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[17]	Excludes short-term securities.
[18]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.